Note 5 - Property and Equipment - Property and Equipment (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant, and Equipment, Gross	$ 85,464,194	$ 83,920,282	$ 77,410,139
Less: accumulated depreciation	72,431,319	68,667,925	56,174,755
Property and equipment, net	13,032,875	15,252,357	21,235,384
Network and Base Station Equipment [Member]
Property, Plant, and Equipment, Gross	42,836,648	42,098,570	38,351,119
Customer Premise Equipment [Member]
Property, Plant, and Equipment, Gross	34,402,917	33,617,085	30,910,874
Information Technology [Member]
Property, Plant, and Equipment, Gross	4,879,306	4,859,875	4,810,865
Furniture and Fixtures [Member]
Property, Plant, and Equipment, Gross	1,713,430	1,713,430	1,713,722
Leasehold Improvements [Member]
Property, Plant, and Equipment, Gross	$ 1,631,893	$ 1,631,322	$ 1,623,559